UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ] Amendment Number: ____

Institutional Investment Manager Filing this Report:

Name:        Cinque Partners LLC

Address:     11836 San Vicente Blvd.
             Los Angeles, California 90049

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Fred W. Wahl
Title:       Managing Director
Phone:       (310) 954-0672

Signature, Place, and Date of Signing:

/s/ Fred W. Wahl                 Los Angeles, CA              February 13, 2013
----------------                ----------------             ------------------
   [Signature]                    [City, State]                   [Date]

Report Type:

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                                ------------------------
Form 13F Information Table Entry Total:         43
                                                ------------------------
Form 13F Information Table Value Total:         $ 165,128 (in thousands)
                                                ------------------------



List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                  TITLE         CUSIP      VALUE     SHR/PRN  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
  NAME OF ISSUER                 OF CLASS                  (1000)    AMOUNT   PRN  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                            COM        00206R102   2,297.0    68,148  SH         Sole                  68,148
ABBOTT LABS                         COM        002824100   1,656.0    25,289  SH         Sole                  25,289
AETNA INC NEW                       COM        00817Y108   3,553.0    76,718  SH         Sole                  76,718
AMGEN INC                           COM        031162100   2,174.0    25,222  SH         Sole                  25,222
APPLE INC                           COM        037833100   5,334.0    10,023  SH         Sole                  10,023
CVS CAREMARK CORP                   COM        126650100   4,768.0    98,622  SH         Sole                  98,622
CHEVRON CORP                        COM        166764100   3,417.0    31,594  SH         Sole                  31,594
CONOCOPHILLIPS                      COM        20825C104   3,696.0    63,729  SH         Sole                  63,729
DEERE & CO                          COM        244199105   1,727.0    19,982  SH         Sole                  19,982
DISNEY WALT CO                      COM        254687106   4,162.0    83,588  SH         Sole                  83,588
FIFTH THIRD BANCORP                 COM        316773100   1,801.0   118,494  SH         Sole                 118,494
GENERAL ELECTRIC CO                 COM        369604103   3,006.0   143,195  SH         Sole                 143,195
HELMERICH & PAYNE INC               COM        423452101   1,955.0    34,896  SH         Sole                  34,896
INTERNATIONAL BUSINESS MACHS        COM        459200101   1,604.0     8,371  SH         Sole                   8,371
ISHARES TR                     DJ US TELECOM   464287713   1,686.0    69,506  SH         Sole                  69,506
ISHARES TR                     DJ US TECH SEC  464287721  18,538.0   262,129  SH         Sole                 262,129
ISHARES TR                     DJ US HEALTHCR  464287762   5,985.0    71,666  SH         Sole                  71,666
ISHARES TR                    DJ US FINL SVCS  464287770   5,214.0    87,913  SH         Sole                  87,913
MERCK & CO INC NEW                  COM        58933Y105   1,567.0    38,284  SH         Sole                  38,284
MICROSOFT CORP                      COM        594918104   2,853.0   106,826  SH         Sole                 106,826
MOLSON COORS BREWING CO             Cl B       60871R209   2,604.0    60,858  SH         Sole                  60,858
NATIONAL-OILWELL VARCO INC          COM        637071101   1,435.0    20,989  SH         Sole                  20,989
NORTHROP GRUMMAN CORP               COM        666807102   4,602.0    68,103  SH         Sole                  68,103
NOVARTIS AG                         COM        66987V109   1,836.0    29,001  SH         Sole                  29,001
ORACLE CORP                         COM        68389X105   1,836.0    55,087  SH         Sole                  55,087
PNC FINL SVCS GROUP                 COM        693475105   1,735.0    29,757  SH         Sole                  29,757
PFIZER INC                          COM        717081103   2,946.0   117,466  SH         Sole                 117,466
PROCTER & GAMBLE CO                 COM        742718109   2,757.0    40,613  SH         Sole                  40,613
SPDR S&P 500 ETF                  TR UNIT      78462F103   6,871.0    48,249  SH         Sole                  48,249
SELECT SECTOR SPDR TR          SBI MATERIALS   81369Y100   5,712.0   152,166  SH         Sole                 152,166
SELECT SECTOR SPDR TR          SBI HEATHCARE   81369Y209     144.0     3,617  SH         Sole                   3,617
SELECT SECTOR SPDR TR          SBI CONS STPLS  81369Y308   4,452.0   127,553  SH         Sole                 127,553
SELECT SECTOR SPDR TR          SBI CONS DISCR  81369Y407  12,411.0   261,612  SH         Sole                 261,612
SELECT SECTOR SPDR TR          SBI INT-ENERGY  81369Y506   5,527.0    77,392  SH         Sole                  77,392
SELECT SECTOR SPDR TR           SBI INT-FINL   81369Y605   9,820.0   599,120  SH         Sole                 599,120
SELECT SECTOR SPDR TR           SBI INT-INDS   81369Y704   7,132.0   188,185  SH         Sole                 188,185
SELECT SECTOR SPDR TR          SBI INT-UTILS   81369Y886   1,699.0    48,655  SH         Sole                  48,655
TRAVELERS COMPANIES INC             COM        89417E109   2,847.0    39,642  SH         Sole                  39,642
UGI CORP NEW                        COM        902681105   3,840.0   117,386  SH         Sole                 117,386
US BANCORP  COM NEW                 COM        902973304   1,627.0    50,938  SH         Sole                  50,938
VALERO ENERGY CORP  NEW             COM        91913Y100   1,831.0    53,662  SH         Sole                  53,662
VIACOM INC  NEW                     CL B       92553P201   1,706.0    32,350  SH         Sole                  32,350
WALGREEN CO                         COM        931422109   2,765.0    74,703  SH         Sole                  74,703
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